Average Annual Total Returns - Thrivent Core Emerging Markets Debt Fund	None 1 Year	None SinceInception(9/5/2017)	None (after taxes on distributions) 1 Year	None (after taxes on distributions) SinceInception(9/5/2017)	None (after taxes on distributions and redemptions) 1 Year	None (after taxes on distributions and redemptions) SinceInception(9/5/2017)	Bloomberg Barclays EM USD Aggregate Index(reflects no deduction for fees, expenses or taxes) 1 Year	Bloomberg Barclays EM USD Aggregate Index(reflects no deduction for fees, expenses or taxes) SinceInception(9/5/2017)	JPMorgan EMBI Global Diversified Index(reflects no deduction for fees, expenses or taxes) 1 Year	JPMorgan EMBI Global Diversified Index(reflects no deduction for fees, expenses or taxes) SinceInception(9/5/2017)
Total	9.20%	5.64%	7.47%	4.03%	5.63%	3.73%	6.52%	4.93%	5.26%	4.83%